April 30, 2021
Updating Summary Prospectus For Investors In Equity Advantage VUL, a Flexible Premium Multifunded Life Insurance Policy (“Policy”) Issued by Metropolitan Life Separate Account UL Of Metropolitan Life Insurance Company (“MetLife”)
This Updating Summary Prospectus summarizes key features of MetLife’s Equity Advantage VUL Policies ("Policies") issued by Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”, “us”, “our”).
The prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000220. You can also obtain this information at no cost by calling 1-800-638-5000 or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Policies and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policies or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us.
Instead, the shareholder reports will be made available on dfinview.com/metlife/tahd/MET000220 and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.
If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically, including Portfolio prospectuses and other information we send you by calling us at 1-800-638-5000.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please call 1-800-638-5000 if you wish to continue receiving paper copies of the Portfolios’ shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Policies.

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Supplement dated May 1, 2020 to the Prospectus Dated April 28, 2008. This may not reflect all of the changes that have occurred since you entered into your Policy:
•	For changes in the names of certain Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal	A surrender charge will be deducted from the cash value if the Policy is surrendered or terminated after a grace period, you make a partial withdrawal or you reduce your Policy’s face amount during the first fifteen (15) Policy years.

	The maximum surrender charge is 15.699% of maximum surrender charge premium. For example, assuming a maximum surrender charge premium of $100,000, the maximum surrender charge is $15,699.00.			“Charges and Deductions You Pay — Surrender Charge”
Transaction Charges	In addition to surrender charges, you also may be charged for other transactions, such as when you make a premium payment or transfer cash value between investment options.			“Charges and Deductions You Pay — Deductions from Premiums, Transfer Charge and Underwriting Charge”
Ongoing Fees and Expenses (annual charges)	In addition to surrender charges and transactions, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction covering the cost of insurance under the Policy and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., age, sex and risk classification). There is also a monthly administration fee.

You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:	“Charges and Deductions You Pay — Charges Included in the Monthly Deduction”

“Charges and Deductions You Pay — Mortality and Expense Risk Charge”

“Charges and Deductions You Pay — Charges and Expenses of the Separate Account and the Portfolios”
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and charges)	0.28%	0.99%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy.			“Principal Risks”

	RISKS	LOCATION IN PROSPECTUS
Not a Short-Term Investment	The Policies are designed to provide lifetime insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you may also pay surrender charges when surrendering the Policy.	“Principal Risks”
Risks Associated with Investment Options	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g. Portfolios). Each investment option (including any Fixed Account investment option) has its own unique risks. You should review the investment options before making an investment decision.	“Principal Risks”
Insurance Company Risks	Investments in the Policy are subject to risks related to Metropolitan Life including any obligations (including under any fixed account investment option), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling 1-800-638-5000 or by visiting https://www.metlife.com/about-us/corporate-profile/ratings/.	"Principal Risks"
Contract Lapse	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the cash surrender value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.	“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	Amounts may be transferred among the Divisions of the Separate Account and between the Divisions and the Fixed Account. Metropolitan Life reserves to impose a charge of $25 per transfer. Restrictions may apply to frequent transfers.

	Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.	“Transferring Cash Value Among Your Policy’s Investment Options”
Optional Benefits	No policy riders may be added after the Policy is issued.	“Optional Insurance Benefits”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

	Termination of a Policy on which there is an outstanding loan may have adverse tax consequences	“Federal Tax Matters”

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend one policy over another investment.	“Sale and Distribution of the Policies”
Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.	“Sale and Distribution of the Policies”

GLOSSARY
Age. The age of an insured refers to the insured’s age at his or her nearest birthday.
Beneficiary. The beneficiary is the person or persons designated by the Policy Owner to receive insurance proceeds upon the death of the insured. Unless otherwise stated in the Policy, the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Policy Owner.
Cash Surrender Value. The amount you receive if you surrender the Policy. It is equal to the Policy’s Cash Value reduced by any Surrender Charge that would apply on surrender and by any outstanding Policy loan and accrued interest.
Cash Value. A Policy’s Cash Value includes the amount of its Cash Value held in the Separate Account, the amount held in the Fixed Account, if there is an outstanding Policy loan, the amount of its cash value held in the Loan Account.
Date of Receipt. The Date of Receipt is the day your requests, instructions and notifications are received in our Designated Office.
Designated Office. The office designated for receive of Policy Owner communications and requests as shown in “Sending Communications and Payments to Us”.
Fixed Account. The Fixed Account is a part of our general account to which you may allocate Net Premiums. It provides guarantees of principal and interest. Aspects of the Fixed Account are briefly summarized in order to give a better understanding of how the Policy functions.
General Account. The asserts of Metropolitan Life other than those allocated to the Separate Account.
Indebtedness. The total of any unpaid Policy loan and loan interest.
Insured. The person upon whose life the Policy is issued.
Loan Account. The account to which cash value from the Separate Account or the Fixed Account is transferred when you take a Policy loan.
Monthly Anniversary. The same date in each month as the Policy Date. For purposes of the Separate Account, whenever the monthly anniversary date falls on a date other than a valuation date, the next valuation date will be deemed to be the monthly anniversary.
Net Premium. The Net Premium is equal to the Premium payment minus the sales charge, the Premium tax charge, and the federal tax charge.
Planned Premium. The Planned Premium is the Premium payment schedule you choose to help meet your future goals under the Policy.
Portfolio  — A portfolio represents a class (or series) of stock of a Fund in which a Division’s assets are invested.
Premiums. Premiums include all payments you make under your Policy, whether a planned periodic premium payment or an unscheduled premium payment.
Rider. A rider is an optional, additional benefit or increase in coverage that you can add to your Policy.

Separate Account. Metropolitan Life Separate Account UL, a separate account established by MetLife to receive and invest Premiums paid under the Policies and certain other variable life insurance policies, and to provide variable benefits.
Specified Face Amount. The specified face amount is the base amount of insurance coverage under your Policy.
Term Insurance Amount. The term insurance amount is the difference between the death benefit (generally discounted at the monthly equivalent of 3% per year) and the Policy’s cash value.
You. “You” refers to the Policy Owner.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000220. You can also request this information at no cost by calling 800-638-5000, or by sending an email request to RCG@metlife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund - Class 2 Capital Research and Management CompanySM	0.99%	29.72%	14.43%	9.43%
Seeks growth of capital.	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.61%	52.10%	22.75%	16.85%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.55%	13.54%	13.93%	12.74%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America* (formerly known as American Funds Bond Fund) - Class 2 Capital Research and Management CompanySM	0.46%	9.73%	4.92%	3.92%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.72%	26.58%	14.72%	7.64%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	8.60%	4.99%	4.57%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.63%	40.66%	20.74%	15.29%
Seeks a high level of current income consistent with preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	0.43%	1.12%	0.56%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.74%	19.23%	13.08%	10.62%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.64%	9.70%	6.15%	5.25%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.63%	11.31%	7.84%	6.71%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.65%	14.09%	9.70%	8.19%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.69%	17.01%	11.60%	9.61%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.78%	6.25%	9.62%	9.10%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	17.72%	11.41%	10.60%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	11.27%	13.22%	11.80%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.55%	22.27%	14.95%	13.87%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Clarion Global Real Estate Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC	0.64%	-4.78%	4.15%	5.50%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.73%	31.70%	16.91%	13.57%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.76%	5.37%	7.30%	6.48%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation.	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.57%	27.92%	15.13%	11.83%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	57.24%	20.20%	16.02%
Seeks long-term growth of capital.	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	56.80%	23.52%	18.67%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.57%	32.54%	13.33%	14.42%
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	12.07%	11.45%	11.07%
Seeks long-term capital growth.	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	34.34%	18.26%	15.03%
Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.27%	7.21%	4.21%	3.58%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.32%	13.39%	12.08%	11.25%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.39%	7.85%	7.46%	5.33%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.33%	19.62%	13.22%	11.21%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.27%	18.10%	14.93%	13.60%
Seeks capital appreciation.	MFS ® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	13.28%	9.91%	6.32%
Seeks a favorable total return through investment in a diversified portfolio.	MFS ® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.61%	9.76%	8.90%	8.49%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation.	MFS ® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	3.96%	10.43%	11.24%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.63%	153.77%	38.34%	21.41%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.85%	25.11%	15.77%	12.93%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.78%	11.85%	5.33%	3.72%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.56%	8.82%	4.98%	4.05%
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.51%	10.14%	8.80%	7.50%
Seeks growth of capital.	SSGA Growth ETF Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.55%	11.06%	9.87%	8.30%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.58%	36.95%	19.34%	16.96%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	24.30%	16.36%	14.77%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.50%	24.34%	16.27%	14.83%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.60%	7.87%	9.81%	8.80%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company	0.55%	6.92%	6.71%	5.55%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company	0.48%	5.24%	3.07%	2.68%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000220. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call 1-800-638-5000 or send an email request to RCG@metlife.com.
EDGAR ID: C000011871